Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003

Dear Shareholder:
The 12-month period ended March 31, 2003, was difficult for global equity investors. The period was marked by a number of events that undermined investor and consumer confidence, which has, as a matter of course, been reflected in the world's equity markets. The first half of the period under review was dominated by accounting scandals among some of the largest corporations in the United States. The latter half of the period was dominated by mounting tension leading up to the beginning of the military conflict in Iraq and, most recently, by market participants' daily focus on the events on the battlefronts of Iraq. Although an economic recovery looked quite promising before the middle of 2002, as the price of oil rose and consumer confidence retreated, so too did the prospects of improvement in the fortunes of the world's largest economies.

With the exception of Austria (up 11.6 percent) and New Zealand (up
25.7 percent), both small weightings in the MSCI World Index, all markets were down over the period. Germany (down 42.3 percent) and the Netherlands (down
35.8 percent) suffered among the most significant declines. From the perspective of market sectors, information technology declined most significantly
(35.5 percent), consumer staples the least (15.4 percent). Notably, during the first months of 2003, since the announcement of the decision to begin the Iraq war, the equity markets staged a mini rally and there was a pronounced rotation away from the defensive staples sector to the health-care, energy and utilities sectors.

Performance and Portfolio Strategy
For the 12-month period ended March 31, 2003, Morgan Stanley Global Dividend Growth Securities' Class A, B, C and D shares returned -22.98 percent,
-23.58 percent, -23.61 percent and -22.80 percent, respectively. For the same period, the Morgan Stanley Capital International (MSCI) World Index returned -24.20 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THESE TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund maintains underweighted portfolio positions in information technology and health-care and overweightings in consumer staples, utilities and basic materials.

During the period, a number of positions were liquidated, including Marui Co., Wolters Kluwer, Electrolux, Next, Kirin, Santos, Ashland, ANZ Bank, Brascan, Cheung Kong Holdings, Sun Hung Kai Properties, San Paolo IMI, DBS Group, Banco Santander, Bank of America, Keycorp, Taisho Pharma, Novartis, Man Group, Singapore Airlines, Skanska, British Airways, 3M, Tietoenator, Computer Associates, Intel, Amcor, Alcan, DSM, Hanson, International Paper, Swisscom, Sprint, Enbridge, Iberdrola, Firstenergy, and FPL Group. The Fund initiated positions in such companies as Fuji Photo Film, Reed Elsevier, McGraw-Hill, Pernod Ricard, Heineken, Nestle, Carolina Group, ENI, Mitsubishi Estate, UOB,

Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003 CONTINUED

Credit Suisse, Mellon Financial, Merrill Lynch, Travelers Property Casualty, Aventis, GlaxoSmithKline, Wyeth, Sumitomo Electric, BAE Systems, Hays, General Dynamics, Northrop Grumman, Rohm, IBM, Motorola, Holcim, Syngenta, Alcoa and Georgia-Pacific.

United States
In our view, the balance of the calendar year looks like a period of further consolidation in the United States and a series of challenges for the domestic equity markets as corporate earnings announcements provide an insight into the pace of recovery in various sectors of the economy and the markets fluctuate accordingly. On the basis of relative valuation -- at 2.5 times price-to-book the U.S. market is almost twice as expensive as Europe and more than twice as expensive as the Japanese market -- we retain an underweighted position in the United States (36.8 percent) versus the MSCI World Index (56.7 percent).

Japan
Japan, in our opinion, remains the only secular bear market, having completed the thirteenth year of its bear market phase and having declined in nine of the last 13 years. We believe that Japanese valuations are compelling but its domestic economic growth expectations are unlikely to provide any significant upside until there is a will within the country to implement long-overdue, deep-cutting financial sector reforms and a restructuring of associated nonfinancial corporates. We have been able to identify a small number of interesting companies in a variety of industries whose fortunes are more closely tied to economic circumstances prevailing outside Japan. These companies dominate the Fund's focus in Japan.

Europe
Europe, with a growth rate of less than 1 percent, is a vexing proposition. The Iraq war weighed heavily on business and consumer confidence in this period, as evidenced by downturns in business expectations in Germany, France, Belgium and Italy. The euro has, however, been strengthening, making competitive exporting an even greater challenge for European manufacturers. Further, Europe as an economic zone is disadvantaged by the inherent tension in the mandate of the European Central Bank -- to set economic policy for a collection of economies that are assumed to be homogeneous but which of course are not. When combined with the long-standing strictures in Euroland's labor markets such as collective bargaining across industries, its relatively high nonwage labor costs and the difficulty, particularly in markets like Germany, with reducing work forces, Europe continues to be dependent upon other economies for growth rather than having the capacity to generate growth for itself or the rest of the world.

Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003 CONTINUED

The Pacific Rim
Non-Japan Asia has transformed itself from being largely U.S.- and Japan-export dependent to being more significantly affected by domestic demand, direct investment and local demographics. China remains, of course, important within the region, with its GDP that is expected to grow at 7 to 7.5 percent for the next few years. The challenge for us in the region is to find companies that give us access to the strength of the region and also meet our quality and valuation criteria. This is an important task, as we feel that the longer-term trend to outsourcing manufacturing to China and services to India represents the essence of the most important capital market influence for the next decade.

Looking Ahead
In the coming year we expect that the environment will remain difficult for equities. The United States remains the immediate engine of growth for the global economy. However, while conditions are set for a recovery in economic activity in the United States, for the balance of the calendar year the pace is likely to be measured as confidence slowly returns to consumers and managers. Caution is warranted in stock selection decisions, and we will focus carefully on the key quality criteria of our approach.

We appreciate your ongoing support of Morgan Stanley Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Global Dividend Growth Securities
FUND PERFORMANCE / / MARCH 31, 2003

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

                       FUND     MSCI WORLD(4)  LIPPER(5)
June 30, 1993          $10,000        $10,000    $10,000
September 30, 1993     $10,560        $10,469    $10,874
December 31, 1993      $10,588        $10,638    $11,978
March 31, 1994         $10,889        $10,703    $11,687
June 30, 1994          $11,145        $11,024    $11,586
September 30, 1994     $11,664        $11,260    $12,244
December 31, 1994      $11,339        $11,178    $11,716
March 31, 1995         $11,935        $11,701    $11,695
June 30, 1995          $12,508        $12,200    $12,573
September 30, 1995     $13,003        $12,882    $13,272
December 31, 1995      $13,597        $13,494    $13,426
March 31, 1996         $14,175        $14,043    $14,182
June 30, 1996          $14,661        $14,450    $14,744
September 30, 1996     $14,941        $14,642    $14,873
December 31, 1996      $15,892        $15,313    $15,604
March 31, 1997         $15,958        $15,357    $15,859
June 30, 1997          $18,098        $17,668    $17,774
September 30, 1997     $18,644        $18,174    $18,722
December 31, 1997      $17,753        $17,727    $17,787
March 31, 1998         $19,693        $20,265    $20,167
June 30, 1998          $19,427        $20,677    $20,349
September 30, 1998     $16,974        $18,199    $17,402
December 31, 1998      $19,791        $22,041    $20,390
March 31, 1999         $19,776        $22,827    $20,909
June 30, 1999          $21,674        $23,917    $22,284
September 30, 1999     $21,331        $23,562    $22,127
December 31, 1999      $22,481        $27,537    $27,258
March 31, 2000         $21,220        $27,819    $28,505
June 30, 2000          $21,007        $26,833    $27,318
September 30, 2000     $20,213        $25,485    $26,371
December 31, 2000      $21,606        $23,908    $24,940
March 31, 2001         $20,122        $20,837    $21,863
June 30, 2001          $20,674        $21,387    $22,567
September 30, 2001     $18,179        $18,313    $19,159
December 31, 2001      $20,052        $19,886    $21,008
March 31, 2002         $20,671        $19,953    $21,211
June 30, 2002          $20,241        $18,133    $19,538
September 30, 2002     $15,991        $14,800    $16,114
December 31, 2002      $17,319        $15,931    $17,090
March 31, 2003      $15,798(3)        $15,125    $15,956

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                     Average Annual Total Returns -- Period Ended March 31, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         Class A Shares*                                                   Class B Shares**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (22.98)%(1)         (27.02)%(2)        1 Year                      (23.58)%(1)         (27.38)%(2)
 5 Years                     (3.59)%(1)          (4.63)%(2)        5 Years                      (4.31)%(1)          (4.60)%(2)
 Since Inception (7/28/97)   (2.21)%(1)          (3.14)%(2)        Since Inception (06/30/93)     4.80%(1)            4.80%(2)

                         Class C Shares+                                                   Class D Shares++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (23.61)%(1)         (24.36)%(2)        1 Year                      (22.80)%(1)
 5 Years                     (4.34)%(1)          (4.34)%(2)        5 Years                      (3.40)%(1)
 Since Inception (7/28/97)   (2.96)%(1)          (2.96)%(2)        Since Inception (7/28/97)    (2.00)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MARCH 31, 2003.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. NET DIVIDENDS REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(5) THE LIPPER GLOBAL FUND INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             Common Stocks (96.0%)
             Australia (0.9%)
             MAJOR BANKS
    665,000  Commonwealth Bank of Australia..........  $   10,454,581
                                                       --------------
             Belgium (0.7%)
             FINANCIAL CONGLOMERATES
    625,000  Fortis..................................       8,125,715
                                                       --------------
             Canada (0.8%)
             MAJOR BANKS
    425,000  Toronto-Dominion Bank...................       9,371,172
                                                       --------------
             Finland (0.1%)
             TELECOMMUNICATION EQUIPMENT
     85,700  Nokia Oyj...............................       1,183,368
                                                       --------------
             France (9.8%)
             AUTOMOTIVE AFTERMARKET
    335,000  Compagnie Generale des Etablissements
              Michelin (B Shares)....................       9,207,690
                                                       --------------
             BEVERAGES: ALCOHOLIC
     71,483  Pernod-Ricard S.A.......................       6,089,184
                                                       --------------
             BUILDING PRODUCTS
    465,400  Compagnie de Saint-Gobain...............      12,857,806
                                                       --------------
             CONSTRUCTION MATERIALS
    130,000  Lafarge S.A.............................       7,273,878
                                                       --------------
             FINANCIAL CONGLOMERATES
    250,263  Wendel Investissement...................       5,677,607
                                                       --------------
             MAJOR BANKS
    347,800  BNP Paribas S.A.........................      13,921,978
    220,000  Societe Generale (A Shares).............      11,354,623
                                                       --------------
                                                           25,276,601
                                                       --------------
             MULTI-LINE INSURANCE
    310,000  Assurances Generales de France..........       8,202,719
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             OIL REFINING/MARKETING
     90,000  Total Fina Elf S.A......................  $   11,386,908
                                                       --------------
             PHARMACEUTICALS: MAJOR
    578,300  Aventis S.A.............................      25,375,145
                                                       --------------
             Total France............................     111,347,538
                                                       --------------
             Germany (5.1%)
             APPAREL/FOOTWEAR
    150,000  Adidas-Salomon AG.......................      13,219,284
                                                       --------------
             CHEMICALS: MAJOR DIVERSIFIED
    320,000  BASF AG.................................      11,905,209
    350,000  Bayer AG................................       4,767,995
                                                       --------------
                                                           16,673,204
                                                       --------------
             INDUSTRIAL CONGLOMERATES
    245,000  E. ON AG................................      10,095,628
    220,000  Siemens AG (Registered Shares)..........       9,070,261
                                                       --------------
                                                           19,165,889
                                                       --------------
             MOTOR VEHICLES
    295,000  DaimlerChrysler AG (Registered
              Shares)................................       8,619,857
                                                       --------------
             Total Germany...........................      57,678,234
                                                       --------------
             Hong Kong (0.9%)
             ELECTRIC UTILITIES
  2,400,000  CLP Holdings Ltd........................       9,938,844
                                                       --------------
             Ireland (1.0%)
             MAJOR BANKS
    800,000  Allied Irish Banks PLC..................      11,011,707
                                                       --------------
             Italy (4.2%)
             INTEGRATED OIL
  1,110,200  ENI SpA.................................      14,821,356
                                                       --------------
             MAJOR BANKS
  3,200,000  UniCredito Italiano SpA.................      12,180,938
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 CONTINUED

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             MAJOR TELECOMMUNICATIONS
  2,250,000  Telecom Italia SpA - RNC................  $    9,472,729
                                                       --------------
             WIRELESS TELECOMMUNICATIONS
  2,800,000  Telecom Italia Mobile SpA...............      11,177,494
                                                       --------------
             Total Italy.............................      47,652,517
                                                       --------------
             Japan (9.5%)
             ELECTRICAL PRODUCTS
  1,100,000  Matsushita Electric Works, Ltd..........       5,761,017
    911,000  Sumitomo Electric Industries, Ltd.......       5,713,051
                                                       --------------
                                                           11,474,068
                                                       --------------
             ELECTRONIC COMPONENTS
    200,000  TDK Corp................................       7,677,966
                                                       --------------
             ELECTRONIC EQUIPMENT/ INSTRUMENTS
    185,000  Canon, Inc..............................       6,490,678
    135,000  Kyocera Corp............................       6,727,119
    650,000  Matsushita Electric Industrial Co.,
              Ltd....................................       5,580,085
                                                       --------------
                                                           18,797,882
                                                       --------------
             ELECTRONICS/APPLIANCES
    440,000  Fuji Photo Film Co., Ltd................      13,572,881
    750,000  Sharp Corp..............................       7,436,441
    200,000  Sony Corp...............................       7,118,644
                                                       --------------
                                                           28,127,966
                                                       --------------
             MOTOR VEHICLES
    220,000  Honda Motor Co., Ltd....................       7,364,407
    325,000  Toyota Motor Corp.......................       7,257,415
                                                       --------------
                                                           14,621,822
                                                       --------------
             PHARMACEUTICALS: MAJOR
    210,000  Takeda Chemical Industries, Ltd.........       7,883,898
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             REAL ESTATE DEVELOPMENT
    975,000  Mitsubishi Estate Co., Ltd..............  $    6,031,780
                                                       --------------
             SEMICONDUCTORS
     53,700  Rohm Co., Ltd...........................       5,847,839
                                                       --------------
             WIRELESS TELECOMMUNICATIONS
      4,000  NTT DoCoMo, Inc.........................       7,491,525
                                                       --------------
             Total Japan.............................     107,954,746
                                                       --------------
             Netherlands (3.5%)
             BEVERAGES: ALCOHOLIC
    366,100  Heineken NV.............................      13,572,386
                                                       --------------
             FINANCIAL CONGLOMERATES
    600,000  ING Groep NV (Share Certificates).......       6,930,308
                                                       --------------
             FOOD: MAJOR DIVERSIFIED
    185,000  Unilever NV (Share Certificates)........      11,007,072
                                                       --------------
             INDUSTRIAL CONGLOMERATES
    525,000  Koninklijke (Royal) Philips Electronics
              NV.....................................       8,239,966
                                                       --------------
             Total Netherlands.......................      39,749,732
                                                       --------------
             Singapore (0.7%)
             REGIONAL BANKS
  1,279,000  United Overseas Bank Ltd................       7,466,391
                                                       --------------
             Sweden (1.6%)
             INDUSTRIAL MACHINERY
    400,000  Sandvik AB (B Shares)...................       9,028,918
                                                       --------------
             REGIONAL BANKS
  2,150,000  Nordea AB...............................       9,502,819
                                                       --------------
             Total Sweden............................      18,531,737
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 CONTINUED

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             Switzerland (5.8%)
             CHEMICALS: AGRICULTURAL
    180,700  Syngenta AG.............................  $    8,228,208
                                                       --------------
             CONSTRUCTION MATERIALS
     45,600  Holcim Ltd. (B Shares)..................       7,525,281
                                                       --------------
             FINANCIAL CONGLOMERATES
    157,500  UBS AG (Registered Shares)*.............       6,694,449
                                                       --------------
             FOOD: MAJOR DIVERSIFIED
     98,450  Nestle S.A. (Registered Shares).........      19,467,309
                                                       --------------
             MAJOR BANKS
    330,600  Credit Suisse Group.....................       5,742,977
                                                       --------------
             OTHER CONSUMER SPECIALTIES
    557,400  Compagnie Financiere Richemont AG
              (Series A).............................       7,602,033
                                                       --------------
             PROPERTY - CASUALTY INSURERS
    200,000  Swiss Re (Registered Shares)............       9,801,892
                                                       --------------
             Total Switzerland.......................      65,062,149
                                                       --------------
             United Kingdom (14.6%)
             ADVERTISING/MARKETING SERVICES
  2,166,800  WPP Group PLC...........................      11,685,368
                                                       --------------
             AEROSPACE & DEFENSE
  8,968,000  BAE Systems PLC.........................      15,884,839
                                                       --------------
             BEVERAGES: ALCOHOLIC
    860,000  Diageo PLC..............................       8,826,984
                                                       --------------
             ELECTRIC UTILITIES
  1,155,000  United Utilities PLC....................      10,704,066
                                                       --------------
             FINANCIAL CONGLOMERATES
  1,050,000  Lloyds TSB Group PLC....................       5,347,052
                                                       --------------
             HOTELS/RESORTS/ CRUISELINES
  1,225,000  Six Continents PLC......................      11,672,458
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             INTEGRATED OIL
  1,450,000  BP PLC..................................  $    9,201,365
                                                       --------------
             MAJOR BANKS
    900,000  HSBC Holdings PLC.......................       9,259,972
    450,000  Royal Bank of Scotland Group PLC........      10,141,369
                                                       --------------
                                                           19,401,341
                                                       --------------
             MISCELLANEOUS COMMERCIAL SERVICES
  4,712,600  Hays PLC................................       5,776,057
                                                       --------------
             MOVIES/ENTERTAINMENT
  2,450,000  Rank Group PLC..........................       9,105,486
                                                       --------------
             PHARMACEUTICALS: MAJOR
    714,215  GlaxoSmithKline PLC.....................      12,571,680
                                                       --------------
             PUBLISHING: BOOKS/ MAGAZINES
  3,323,600  Reed Elsevier PLC.......................      23,758,356
                                                       --------------
             TOBACCO
    985,000  British American Tobacco PLC............       9,214,254
                                                       --------------
             WATER UTILITIES
  1,118,000  Severn Trent PLC........................      12,659,718
                                                       --------------
             Total United Kingdom....................     165,809,024
                                                       --------------
             United States (36.8%)
             AEROSPACE & DEFENSE
    380,000  Boeing Co...............................       9,522,800
    278,100  General Dynamics Corp...................      15,314,967
    196,800  Northrop Grumman Corp...................      16,885,440
                                                       --------------
                                                           41,723,207
                                                       --------------
             ALUMINUM
    961,700  Alcoa, Inc..............................      18,637,746
                                                       --------------
             CHEMICALS: MAJOR DIVERSIFIED
    480,000  Dow Chemical Co. (The)..................      13,252,800
                                                       --------------
             COMPUTER PROCESSING HARDWARE
    755,000  Hewlett-Packard Co......................      11,740,250
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 CONTINUED

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             DEPARTMENT STORES
    375,000  Sears, Roebuck & Co.....................  $    9,056,250
                                                       --------------
             DISCOUNT STORES
    390,000  Target Corp.............................      11,411,400
                                                       --------------
             ELECTRONICS/APPLIANCES
    204,400  Eastman Kodak Co........................       6,050,240
                                                       --------------
             FINANCIAL CONGLOMERATES
    375,708  Citigroup, Inc..........................      12,943,141
                                                       --------------
             FINANCIAL PUBLISHING/ SERVICES
    315,700  McGraw-Hill Companies, Inc. (The).......      17,549,763
                                                       --------------
             FOOD RETAIL
    490,000  Albertson's, Inc........................       9,236,500
                                                       --------------
             INDUSTRIAL CONGLOMERATES
    500,000  General Electric Co.....................      12,750,000
    500,000  Honeywell International, Inc............      10,680,000
                                                       --------------
                                                           23,430,000
                                                       --------------
             INFORMATION TECHNOLOGY SERVICES
    324,800  International Business Machines Corp....      25,474,064
                                                       --------------
             INTEGRATED OIL
    165,000  ChevronTexaco Corp......................      10,667,250
    310,000  Exxon Mobil Corp........................      10,834,500
                                                       --------------
                                                           21,501,750
                                                       --------------
             INVESTMENT BANKS/ BROKERS
    170,100  Merrill Lynch & Co., Inc................       6,021,540
                                                       --------------
             MAJOR BANKS
    500,000  FleetBoston Financial Corp..............      11,940,000
    614,600  Mellon Financial Corp...................      13,066,396
                                                       --------------
                                                           25,006,396
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             MAJOR TELECOMMUNICATIONS
    465,000  SBC Communications, Inc.................  $    9,327,900
    360,000  Verizon Communications Inc..............      12,726,000
                                                       --------------
                                                           22,053,900
                                                       --------------
             MULTI-LINE INSURANCE
     74,645  American International Group, Inc.......       3,691,195
                                                       --------------
             OIL REFINING/MARKETING
    545,000  Marathon Oil Corp.......................      13,063,650
                                                       --------------
             PHARMACEUTICALS: MAJOR
    540,000  Bristol-Myers Squibb Co.................      11,410,200
    260,000  Merck & Co., Inc........................      14,242,800
    700,300  Wyeth...................................      26,485,346
                                                       --------------
                                                           52,138,346
                                                       --------------
             PROPERTY - CASUALTY INSURERS
  1,014,068  Travelers Property Casualty Corp.
              (Class A)..............................      14,288,218
     31,574  Travelers Property Casualty Corp.
              (Class B)..............................         445,509
                                                       --------------
                                                           14,733,727
                                                       --------------
             PULP & PAPER
    412,100  Georgia-Pacific Corp....................       5,728,190
                                                       --------------
             SAVINGS BANKS
    390,000  Washington Mutual, Inc..................      13,755,300
                                                       --------------
             TELECOMMUNICATION EQUIPMENT
  1,488,500  Motorola, Inc...........................      12,295,010
                                                       --------------
             TOBACCO
    315,000  Altria Group, Inc.......................       9,437,400
    368,100  Loews Corp.- Carolina Group.............       6,809,850
                                                       --------------
                                                           16,247,250
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 CONTINUED

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             TRUCKS/CONSTRUCTION/ FARM MACHINERY
    280,000  Deere & Co..............................  $   10,992,800
                                                       --------------
             Total United States.....................     417,734,415
                                                       --------------
             Total Common Stocks
              ($1,257,710,024).......................   1,089,071,870
                                                       --------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------

             Short-Term Investment (3.6%)
             Repurchase Agreement
$    40,426  Joint repurchase agreement 1.36% due
             04/01/03 (dated 03/31/03; proceeds
             $40,427,527) (a) (COST $40,426,000).....      40,426,000
                                                       --------------

  Total Investments
   (COST $1,298,136,024) (b)..............    99.6%  1,129,497,870
  Other Assets in Excess of Liabilities...     0.4       4,933,353
                                            ------  --------------
  Net Assets..............................   100.0% $1,134,431,223
                                            ======  ==============

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $73,407,781 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $242,045,935, RESULTING IN NET UNREALIZED DEPRECIATION OF $168,638,154.

Forward Foreign Currency Contract Open at
March 31, 2003:
      CONTRACT           IN EXCHANGE     DELIVERY       UNREALIZED
     TO DELIVER              FOR           DATE        DEPRECIATION
--------------------------------------------------------------------
    EUR    604,120        $658,189       04/02/03         $(725)

CURRENCY ABBREVIATION:

EUR  Euro.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
SUMMARY OF INVESTMENTS / / MARCH 31, 2003

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Advertising/Marketing Services..........  $   11,685,368       1.0%
Aerospace & Defense.....................      57,608,046       5.1
Aluminum................................      18,637,746       1.6
Apparel/Footwear........................      13,219,284       1.2
Automotive Aftermarket..................       9,207,690       0.8
Beverages: Alcoholic....................      28,488,554       2.5
Building Products.......................      12,857,806       1.1
Chemicals: Agricultural.................       8,228,208       0.7
Chemicals: Major Diversified............      29,926,004       2.6
Computer Processing Hardware............      11,740,250       1.0
Construction Materials..................      14,799,159       1.3
Department Stores.......................       9,056,250       0.8
Discount Stores.........................      11,411,400       1.0
Electric Utilities......................      20,642,910       1.8
Electrical Products.....................      11,474,068       1.0
Electronic Components...................       7,677,966       0.7
Electronic Equipment/ Instruments.......      18,797,882       1.7
Electronics/Appliances..................      34,178,206       3.0
Financial Conglomerates.................      45,718,272       4.0
Financial Publishing/ Services..........      17,549,763       1.6
Food Retail.............................       9,236,500       0.8
Food: Major Diversified.................      30,474,381       2.7
Hotels/Resorts/Cruiselines..............      11,672,458       1.0
Industrial Conglomerates................      50,835,855       4.5
Industrial Machinery....................       9,028,918       0.8
Information Technology Services.........      25,474,064       2.3
Integrated Oil..........................      45,524,471       4.0
Investment Banks/Brokers................       6,021,540       0.5
Major Banks.............................     118,445,713      10.4
Major Telecommunications................      31,526,629       2.8

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Miscellaneous Commercial Services.......  $    5,776,057       0.5%
Motor Vehicles..........................      23,241,679       2.1
Movies/Entertainment....................       9,105,486       0.8
Multi-Line Insurance....................      11,893,914       1.1
Oil Refining/Marketing..................      24,450,558       2.2
Other Consumer Specialties..............       7,602,033       0.7
Pharmaceuticals: Major..................      97,969,069       8.6
Property - Casualty Insurers............      24,535,619       2.2
Publishing: Books/ Magazines............      23,758,356       2.1
Pulp & Paper............................       5,728,190       0.5
Real Estate Development.................       6,031,780       0.5
Regional Banks..........................      16,969,210       1.5
Savings Banks...........................      13,755,300       1.2
Semiconductors..........................       5,847,839       0.5
Telecommunication Equipment.............      13,478,378       1.2
Tobacco.................................      25,461,504       2.2
Trucks/Construction/Farm Machinery......      10,992,800       1.0
Water Utilities.........................      12,659,718       1.1
Wireless Telecommunications.............      18,669,019       1.7
Repurchase Agreement....................      40,426,000       3.6
                                          --------------   -------
                                          $1,129,497,870      99.6%
                                          ==============   =======

                                                          PERCENT OF
TYPE OF INVESTMENT                            VALUE       NET ASSETS

--------------------------------------------------------------------

Common Stocks...........................  $1,089,071,870      96.0%
Short-Term Investment...................      40,426,000       3.6
                                          --------------   -------
                                          $1,129,497,870      99.6%
                                          ==============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MARCH 31, 2003

Assets:
Investments in securities, at value (cost
 $1,298,136,024)..................................  $1,129,497,870
Receivable for:
  Dividends.......................................      3,966,162
  Foreign withholding taxes reclaimed.............      2,410,356
  Investments sold................................        817,334
  Shares of beneficial interest sold..............        746,623
Prepaid expenses and other assets.................         69,130
                                                    -------------
    Total Assets..................................  1,137,507,475
                                                    -------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed..........      1,200,569
  Distribution fee................................        876,383
  Investment management fee.......................        732,565
Accrued expenses and other payables...............        266,735
                                                    -------------
    Total Liabilities.............................      3,076,252
                                                    -------------
    Net Assets....................................  $1,134,431,223
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,525,434,477
Net unrealized depreciation.......................   (168,255,594)
Accumulated undistributed net investment income...     10,581,094
Accumulated net realized loss.....................   (233,328,754)
                                                    -------------
    Net Assets....................................  $1,134,431,223
                                                    =============
Class A Shares:
Net Assets........................................    $14,420,705
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      1,674,214
    Net Asset Value Per Share.....................  $        8.61
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $        9.09
                                                    =============
Class B Shares:
Net Assets........................................   $998,250,777
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    115,729,757
    Net Asset Value Per Share.....................  $        8.63
                                                    =============
Class C Shares:
Net Assets........................................    $10,095,933
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      1,177,346
    Net Asset Value Per Share.....................  $        8.58
                                                    =============
Class D Shares:
Net Assets........................................   $111,663,808
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     12,975,692
    Net Asset Value Per Share.....................  $        8.61
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED MARCH 31, 2003

Net Investment Income:
Income
Dividends (net of $3,331,428 foreign withholding
 tax).............................................  $ 40,414,499
Interest..........................................       678,048
                                                    ------------
    Total Income..................................    41,092,547
                                                    ------------
Expenses
Distribution fee (Class A shares).................        40,158
Distribution fee (Class B shares).................    13,009,514
Distribution fee (Class C shares).................       114,250
Investment management fee.........................    10,636,958
Transfer agent fees and expenses..................     2,504,857
Custodian fees....................................       345,517
Shareholder reports and notices...................       186,410
Registration fees.................................        76,451
Professional fees.................................        71,620
Trustees' fees and expenses.......................        19,922
Other.............................................        25,242
                                                    ------------
    Total Expenses................................    27,030,899
                                                    ------------
    Net Investment Income.........................    14,061,648
                                                    ------------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments.....................................  (130,952,696)
  Foreign exchange transactions...................     2,134,858
                                                    ------------
    Net Realized Loss.............................  (128,817,838)
                                                    ------------
Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................  (272,661,807)
  Translation of forward foreign currency
   contracts and other assets and liabilities
   denominated in foreign currencies..............       505,215
                                                    ------------
    Net Depreciation..............................  (272,156,592)
                                                    ------------
    Net Loss......................................  (400,974,430)
                                                    ------------
Net Decrease......................................  $(386,912,782)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          MARCH 31, 2003  MARCH 31, 2002
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   14,061,648  $   12,375,380
Net realized loss.......................    (128,817,838)    (33,190,770)
Net change in unrealized appreciation
 (depreciation).........................    (272,156,592)     66,782,389
                                          --------------  --------------

    Net Increase (Decrease).............    (386,912,782)     45,966,999
                                          --------------  --------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................        (258,449)       (552,790)
Class B shares..........................      (7,936,897)    (14,023,913)
Class C shares..........................         (77,232)       (124,123)
Class D shares..........................      (1,837,469)       (961,046)
                                          --------------  --------------

    Total Dividends.....................     (10,110,047)    (15,661,872)
                                          --------------  --------------

Net decrease from transactions in shares
 of beneficial interest.................    (236,767,493)   (318,722,336)
                                          --------------  --------------

    Net Decrease........................    (633,790,322)   (288,417,209)

Net Assets:
Beginning of period.....................   1,768,221,545   2,056,638,754
                                          --------------  --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $10,581,094
 AND $2,004,450, RESPECTIVELY)..........  $1,134,431,223  $1,768,221,545
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003

1. Organization and Accounting Policies
Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 CONTINUED

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding
$1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding
$4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 CONTINUED

redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,763,095 at March 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $178, $744,898 and $2,209, respectively and received $44,077 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2003 aggregated $498,159,449 and $721,095,719, respectively. Included in the aforementioned are purchases and sales of $943,250 and $4,260,000, respectively, with other Morgan Stanley Funds, including a net realized loss of $3,217,764.

For the year ended March 31, 2003, the Fund incurred brokerage commissions of $164,157 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $16,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 CONTINUED

years of service. Aggregate pension costs for the year ended March 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,121. At March 31, 2003, the Fund had an accrued pension liability of $68,506 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                           For the Year    For the Year
                                              Ended           Ended
                                          March 31, 2003  March 31, 2002
                                          --------------  --------------
Ordinary income.........................  $  10,110,047    $15,661,872

As of March 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income.....................  $ 11,024,636
Undistributed long-term gains.....................       --
                                                    ------------
Net accumulated earnings..........................    11,024,636
Capital loss carryforward*........................   (93,895,067)
Post-October losses...............................  (124,328,511)
Temporary differences.............................      (444,267)
Net unrealized depreciation.......................  (183,360,045)
                                                    ------------
Total accumulated losses..........................  $(391,003,254)
                                                    ============

* As of March 31, 2003, the Fund had a net capital loss carryforward of $93,895,067 of which $35,865,127 will expire on March 31, 2009, $15,842,943 will expire on March 31, 2010 and $42,186,997 will expire on March 31, 2011 to offset future capital gains to the extent provided by regulations.

As of March 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 CONTINUED

business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/ tax differences attributable to foreign currency gains and tax adjustments on passive foreign investment companies sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $4,717,961, paid-in-capital was credited $92,918 and accumulated undistributed net investment income was credited $4,625,043.

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 2003, there was an outstanding forward contract.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 CONTINUED

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                      MARCH 31, 2003              MARCH 31, 2002
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    6,479,338  $  61,027,027    6,490,155  $  71,136,517
Reinvestment of dividends.....       20,650        209,090       34,868        388,667
Redeemed......................   (6,623,828)   (62,782,897)  (7,997,473)   (86,932,034)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......     (123,840)    (1,546,780)  (1,472,450)   (15,406,850)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    5,337,239     54,354,821    8,145,342     88,970,937
Reinvestment of dividends.....      663,863      7,083,888    1,122,302     12,640,921
Redeemed......................  (35,659,108)  (352,124,832) (41,439,779)  (454,797,193)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (29,658,006)  (290,686,123) (32,172,135)  (353,185,335)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      724,358      7,384,891    1,231,312     13,356,717
Reinvestment of dividends.....        6,888         71,981       10,457        117,267
Redeemed......................     (686,352)    (6,934,102)  (1,439,736)   (15,735,094)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................       44,894        522,770     (197,967)    (2,261,110)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    9,755,343     97,418,456    6,509,741     71,396,301
Reinvestment of dividends.....      161,406      1,605,245       78,646        862,738
Redeemed......................   (4,526,361)   (44,081,061)  (1,852,736)   (20,128,080)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......    5,390,388     54,942,640    4,735,651     52,130,959
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (24,346,564) $(236,767,493) (29,106,901) $(318,722,336)
                                ===========  =============  ===========  =============

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE YEAR ENDED MARCH 31
                           ---------------------------------------------------------------
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $11.34       $11.10       $12.46       $13.20       $14.43
                              ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.16         0.17         0.18         0.22         0.17
  Net realized and
   unrealized gain
   (loss)................      (2.74)        0.24        (0.71)        0.86        (0.04)
                              ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...      (2.58)        0.41        (0.53)        1.08         0.13
                              ------       ------       ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................      (0.15)       (0.17)       (0.20)       (0.29)       (0.14)
  Net realized gain......      -            -            (0.63)       (1.53)       (1.22)
                              ------       ------       ------       ------       ------
Total dividends and
 distributions...........      (0.15)       (0.17)       (0.83)       (1.82)       (1.36)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $ 8.61       $11.34       $11.10       $12.46       $13.20
                              ======       ======       ======       ======       ======

Total Return+............     (22.98)%       3.73%       (4.52)%       8.00%        1.10%

Ratios to Average Net
 Assets(1):
Expenses.................       1.19 %       1.16%        1.15 %       1.13%        1.12%
Net investment income....       1.67 %       1.38%        1.52 %       1.61%        1.39%
Supplemental Data:
Net assets, end of
 period, in thousands....    $14,421      $20,392      $36,311      $44,929      $35,673
Portfolio turnover
 rate....................         36 %          8%          33 %         41%          47%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                  FOR THE YEAR ENDED MARCH 31
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $11.34        $11.12         $12.46         $13.19         $14.44
                               ------        ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.09          0.07           0.09           0.13           0.10
  Net realized and
   unrealized gain
   (loss)................       (2.74)         0.23          (0.70)          0.86          (0.06)
                               ------        ------         ------         ------         ------
Total income (loss) from
 investment
 operations..............       (2.65)         0.30          (0.61)          0.99           0.04
                               ------        ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.06)        (0.08)         (0.10)         (0.19)         (0.07)
  Net realized gain......      -              -              (0.63)         (1.53)         (1.22)
                               ------        ------         ------         ------         ------
Total dividends and
 distributions...........       (0.06)        (0.08)         (0.73)         (1.72)         (1.29)
                               ------        ------         ------         ------         ------

Net asset value, end of
 period..................      $ 8.63        $11.34         $11.12         $12.46         $13.19
                               ======        ======         ======         ======         ======

Total Return+............      (23.58)%        2.73%         (5.18)%         7.30%          0.42%

Ratios to Average Net
 Assets(1):
Expenses.................        1.97 %        1.93%          1.90 %         1.79%          1.78%
Net investment income....        0.89 %        0.61%          0.77 %         0.95%          0.74%
Supplemental Data:
Net assets, end of
 period, in millions.....        $998        $1,649         $1,974         $2,873         $3,343
Portfolio turnover
 rate....................          36 %           8%            33 %           41%            47%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                  FOR THE YEAR ENDED MARCH 31
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $11.29         $11.08         $12.42         $13.17         $14.42
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.09           0.07           0.10           0.11           0.08
  Net realized and
   unrealized gain
   (loss)................       (2.73)          0.23          (0.71)          0.87          (0.05)
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (2.64)          0.30          (0.61)          0.98           0.03
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.07)         (0.09)         (0.10)         (0.20)         (0.06)
  Net realized gain......      -              -               (0.63)         (1.53)         (1.22)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.07)         (0.09)         (0.73)         (1.73)         (1.28)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $ 8.58         $11.29         $11.08         $12.42         $13.17
                               ======         ======         ======         ======         ======

Total Return+............      (23.61)%         2.76%         (5.15)%         7.22%          0.37%

Ratios to Average Net
 Assets(1):
Expenses.................        1.97 %         1.93%          1.83 %         1.90%          1.85%
Net investment income....        0.89 %         0.61%          0.84 %         0.84%          0.66%
Supplemental Data:
Net assets, end of
 period, in thousands....     $10,096        $12,784        $14,735        $17,406        $13,664
Portfolio turnover
 rate....................          36 %            8%            33 %           41%            47%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                  FOR THE YEAR ENDED MARCH 31
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000           1999
                           -------------  -------------  -------------  -------------  -------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $11.33         $11.12         $12.48         $13.21         $14.44
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.17           0.15           0.20           0.25           0.20
  Net realized and
   unrealized gain
   (loss)................       (2.72)          0.27          (0.70)          0.86          (0.05)
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (2.55)          0.42          (0.50)          1.11           0.15
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.17)         (0.21)         (0.23)         (0.31)         (0.16)
  Net realized gain......      -              -               (0.63)         (1.53)         (1.22)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.17)         (0.21)         (0.86)         (1.84)         (1.38)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $ 8.61         $11.33         $11.12         $12.48         $13.21
                               ======         ======         ======         ======         ======

Total Return+............      (22.80)%         3.79%         (4.26)%         8.28%          1.27%

Ratios to Average Net
 Assets(1):
Expenses.................        0.97 %         0.93%          0.90 %         0.90%          0.90%
Net investment income....        1.89 %         1.61%          1.77 %         1.84%          1.61%
Supplemental Data:
Net assets, end of
 period, in thousands....    $111,664        $85,970        $31,690        $77,195        $63,013
Portfolio turnover
 rate....................          36 %            8%            33 %           41%            47%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Global Dividend Growth Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Dividend Growth Securities (the "Fund"), including the portfolio of investments, as of March 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Dividend Growth Securities as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
MAY 12, 2003

                      2003 Federal Tax Notice (unaudited)

       During the fiscal year ended March 31, 2003, 97.24% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

       In addition, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.07 per share with respect to this election.

Morgan Stanley Global Dividend Growth Securities
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (62)         Trustee       Since April      Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 123
c/o Summit Ventures LLC                  1993             Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974), Astronaut, Space
                                                          Shuttle Discovery (April 12-19, 1985) and
                                                          Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Global Dividend Growth Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       123
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and TCW/DW Term Trust 2003; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
2099 Pennsylvania Avenue,                                a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Suite 950                                                (G7C), an international economic
Washington, D.C.                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   214
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
445 Park Avenue                                          Funds and TCW/DW Term Trust 2003;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
2099 Pennsylvania Avenue,  of the Financial Accounting
N.W.                       Standards Board); Director of RBS
Suite 950                  Greenwich Capital Holdings
Washington, D.C.           (financial holding company).
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
445 Park Avenue
New York, NY

Morgan Stanley Global Dividend Growth Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(69)                        Board and Trustee                      Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                                           2003; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                                           Funds and TCW/DW Term Trust 2003 (since
Harborside Financial                                               June 2000); Senior Advisor of Morgan
Center,                                                            Stanley (since August 2000); Director of
Plaza Two,                                                         the Distributor and Dean Witter Realty
Jersey City, NJ                                                    Inc.; Director of AXA Financial, Inc. and
                                                                   The Equitable Life Assurance Society of the
                                                                   United States (financial services);
                                                                   previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  123      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   123      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  123      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Global Dividend Growth Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (48)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Thomas F. Caloia (57)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003; Trustee (since
                                     December 1999) and President and Chief
                                     Executive Officer (since October 2002) of
                                     the Van Kampen Open-End Funds and President
                                     and Chief Executive Officer (since December
                                     2002) of the Van Kampen Closed-End Funds;
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     and the TCW/DW Term Trusts (May 1997-April
                                     1999), and Executive Vice President of
                                     Morgan Stanley.
Barry Fink (48)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Director (since July 1998) of the
                                     Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan
                                     Stanley DW; Vice President, Secretary and
                                     General Counsel of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003 (since February
                                     1997); Managing Director, Director and
                                     Secretary of the Distributor; previously,
                                     Vice President and Assistant General
                                     Counsel of the Investment Manager and
                                     Morgan Stanley Services (February
                                     1997-December 2001).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Ronald E. Robison (64)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Thomas F. Caloia (57)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two,                           Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and TCW/DW Term
Harborside Financial Center,         Trust 2003 (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001) and Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer
Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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38571RPT-10799D03-AP-4/03

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Morgan Stanley
Global Dividend
Growth Securities

ANNUAL REPORT
MARCH 31, 2003